Assumed contingent obligation related to the business combination	6 Months Ended
Jun. 30, 2020
Assumed contingent obligation related to the business combination
Assumed contingent obligation related to the business combination

14. Assumed contingent obligation related to the business combination

The value of the assumed contingent obligation as of June 30, 2020, amounted to £23.9 million (December 31, 2019: £1.1 million). The increase in value of the assumed contingent obligation during the six months ended June 30, 2020, amounted to £22.8 million (six months ended June 30, 2019: £60 thousand).

The assumed contingent liability relates to the acquisition, in 2006, of rights to certain patents and patent applications relating to ensifentrine and related compounds under which the Company is obliged to pay royalties to Ligand.

The assumed contingent liability is accounted for as a liability and its value is measured at amortized cost using the effective interest rate method, and is re-measured for changes in estimated cash flows or when the probability of success changes.

The expected cash flows are based on estimated future royalties payable, derived from sales forecasts, and an assessment of the probability of success using standard market probabilities for respiratory drug development. The risk-weighted value of the assumed contingent arrangement is discounted back to its net present value applying an effective interest rate of 12%.

Re-measurements relating to changes in estimated cash flows and probabilities of success are recognized in the IP R&D asset it relates to. The unwinding of the liability is recorded in finance expense.

As at May 13, 2020, the Group determined that it had moved from Phase 2 of ensifentrine’s clinical development plan to Phase 3. As a consequence, the probability of success has changed, reducing the risk-weighting adjustment applied to estimated cashflows. Furthermore, the Group has carried out market research and updated its forecasts for ensifentrine’s revenue for the maintenance treatment of chronic obstructive pulmonary disorder using a nebulized formulation in the U.S. The Group therefore updated estimated cashflows. In 2019 there were no events that triggered remeasurement.

	2020	2019
	£'000s	£'000s
January 1	1,103	996
Re-measurement of contingent liability	22,629	—
Impact of changes in foreign exchange rates	(230)	2
Unwinding of discount factor	405	58
June 30	23,907	1,056

There is no material difference between the fair value and carrying value of the financial liability.

For the amount recognized as at June 30, 2020, of £23.9 million, the effect if underlying assumptions were to deviate up or down is presented in the following table (assuming the probability of success does not change):

	USD/GBP	Probability
	exchange rate	of success	Revenue
	up/down 1%	up/down 5%	(up / down
	pt	pt	10%)
	£'000s	£'000s	£'000s
Variable up	23,693	25,683	26,071
Base case, reported fair value	23,907	23,907	23,907
Variable down	24,125	22,131	21,742